LEASES	12 Months Ended
Mar. 31, 2025
LEASES
LEASES

NOTE 12 — LEASES

(a) Lessee

The VIEs, Junzhang Shanghai, Junzhang Beijing and their subsidiaries, entered into various operating lease agreements with different landlords to lease office space and warehouse space in major cities in the PRC. The Management believes that all the leases are operating leases.

The table below presents the operating lease related assets and liabilities recorded on the balance sheets.

	March 31,	March 31,
	2025	2024
Operating lease right-of-use lease assets	$434,188	$346,995

Operating lease liabilities – current	$275,213	$248,562
Operating lease liabilities – non-current	258,974	186,833
Total operating lease liabilities	$534,187	$435,395

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of March 31, 2025 and 2024:

	March 31,	March 31,
	2025	2024
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	2.74	3.02
Weighted average discount rate	3.64%	4.38%

During the years ended March 31, 2025, 2024 and 2023, the Company incurred total operating lease expenses of $250,939, $274,707 and $260,561, respectively.

As of March 31, 2025, future minimum lease payments under non-cancelable operating lease agreement are as follows:

2026	$286,416
2027	147,447
2028	76,551
2029	10,912
2030	10,912
Thereafter	27,281
Total lease payments	559,519
Less: imputed interest	(25,332)
Total	$534,187

(b) Lessor

The components of lease income are as follows:

		For the Years Ended
		March 31,
	Location in Statements of
	Income	2025	2024	2023
Revenue from sales type leases	Sales of equipment	$31,516	$45,411	$112,908
Financing income on lease receivables	Financing	7,397	12,019	12,935
Lease income - operating leases	Leasing of equipment	969,089	911,140	627,347
Variable lease income	Leasing of equipment	267,428	323,180	482,493
Revenue from maintenance services	Maintenance services	74,587	106,745	113,582
Total lease income		$1,350,017	$1,398,495	$1,349,265

Profit at lease commencement on sales type leases was estimated to be approximately $5,000, $10,000 and $15,000 for the years ended March 31, 2025, 2024 and 2023, respectively.